UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities:
Net loss	$ (5,580)	$ (61,427)	$ (80,607)	$ (37,744)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash lease expense	561	618	824	1,104
Depreciation and amortization	778	558	746	895
Stock-based compensation	2,217	6,349	8,357	437
Provision for uncollectible accounts	1,065	4,953	12,675	436
Unrealized exchange (gain) or loss	(29)	253	(180)	(113)
Provision for inventory	1,052	743	1,399
Change in fair value of warrant liabilities	(14,210)	(2,189)	(8,364)	820
Change in fair value of derivative liabilities	(1,895)	(165)	1,730	19
Change in fair value of Revenue Interest Financing and PIPE Conversion Option	9,608	2,040	2,192
Change in fair value of earn-out liabilities	(22,140)	(24,330)	(29,050)
Interest paid on debt recorded at fair value	(2,458)		(1,092)
Change in fair value of debt	(10,020)	3,751	3,751
Debt issuance costs associated with debt recorded at fair value	1,357	1,210	1,210
Non-cash interest expense	1,464	1,117	2,083	953
Non-cash termination of convertible note side letters		16,098	16,098
Loss on extinguishment of debt/ term loan	8,713	3,929	3,929
Issuance costs associated with warrants recorded at fair value	942
Non-cash issuance of common stock for commitment shares			123
Changes in operating assets and liabilities:
Accounts receivable	7,199	(3,883)	(1,318)	(22,817)
Inventory	551	(899)	(3,705)	(1,150)
Prepaid expenses, other current and long-term assets	747	409	285	(577)
Lease liabilities	(593)	(617)	(789)	(733)
Accounts payable	(578)	3,492	4,664	3,324
Accrued expenses and other current liabilities	(7,777)	4,879	1,057	8,165
Net cash used in operating activities	(29,026)	(43,111)	(63,982)	(46,981)
Investing Activities:
Purchases of property and equipment	(611)	(1,208)	(1,606)	(1,550)
Net cash used in investing activities	(611)	(1,208)	(1,606)	(1,550)
Financing Activities:
Proceeds from issuance of convertible notes	48,000	28,700	28,700	1,103
Proceeds from Fortress Term Loan—net		59,780	59,780	29,850
Payment of debt issuance costs			(3,450)	(262)
Proceeds from Business Combination, net of transaction costs		62,078	61,652
Proceeds from revenue interest financing		40,000	40,000
Proceeds from option and warrant exercises	26	195	213	132
Proceeds from equity line financing	378
Repayment of convertible notes		(10,750)	(10,750)
Proceeds from Private Placement, net of issuance costs	2,685
Proceeds from Public Offering, net of issuance costs	18,249
Payment of debt issuance costs	(1,357)	(3,450)
Repayment of promissory note assumed in Business Combination		(2,500)	(2,500)
Payment of deferred financing costs				(286)
Net cash provided by financing activities	20,261	116,394	95,986	30,537
Net (decrease) increase in cash and cash equivalents and restricted cash	(9,376)	72,075	30,398	(17,994)
Cash and cash equivalents and restricted cash at beginning of period	38,421	8,023	8,023	26,017
Cash and cash equivalents and restricted cash at end of period	29,045	80,098	38,421	8,023
Supplemental disclosure of cash flow information
Cash paid for interest	2,672	5,022	8,035	3,476
Supplemental cash flow information on non-cash investing and financing activities
Purchase of property and equipment included in accounts payable		270	134	13
Issuance of warrants in connection with financing				834
Deferred financing costs in accounts payable and accrued expenses	1,004	1,006	580	$ 1,919
Recognition of assumed warrant liability		13,762	13,762
Recognition of earn-out liabilities		53,040	53,040
Issuance of common stock upon conversion of convertible notes		25,569	25,569
Change in fair value of Revenue Interest Financing through other comprehensive income	600		(700)
Change in fair value of RTW Convertible Notes through other comprehensive income	2,990
2021 Term Loan
Financing Activities:
Repayment of Term Loan		$ (57,659)	(57,659)
Fortress Term Loan
Financing Activities:
Repayment of Term Loan	$ (47,720)		$ (20,000)